May 5, 2016

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:    Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A

Dear Ms. Rossotto,

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Principal Exchange-Traded Funds (the “Registrant”) is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add two new funds: Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF.
Because other disclosure in the filing has been reviewed as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing (for example, principal investment strategies, principal risks, annual fund operating expense information and examples). See Release No. 33-6510 (February 15, 1984).
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example the 5% and 25% ownership information.
The Amendment consists of the following:

(1)	Facing Page;

(2)	Part A - a prospectus for Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF;

(3)	Part B - an amended and restated Statement of Additional Information that includes the Registrant’s currently effective series and revisions related to the two new funds;

(4)	Part C; and

(5)	Signature pages.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
The Registrant is not filing the Amendment to update or amend the prospectuses or statement of additional information for the Registrant’s other series.
Please call me at 515-235-9328 or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,
/s/ Adam U. Shaikh
Adam U. Shaikh
Assistant Counsel, Registrant